Stock Options (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of option activity for the years ended December 31, 2018 and 2017 are presented below.

		Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding at December 31, 2016	702,064	$4.95	4.03	$-
Granted	880,667	2.55	-	-
Forfeited	(126,667)	2.40	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2017	1,456,064	$3.90	2.09	$-
Granted	1,400,418	6.75	-	-
Forfeited	(345,000)	5.85	-	-
Exercised	(32,508)	1.05	-	-
Outstanding at December 31, 2018	2,478,974	$5.25	2.93	$2,660,000

Vested December 31, 2018	958,115	$4.35		$2,039,000

Exercisable at December 31, 2018	753,654	$5.25		$889,000

Schedule of Fair Value Assumptions Using Black-Scholes Method

The fair value of the share option awards was estimated using the Black-Scholes method based on the following weighted-average assumptions:

Years Ended December 31,
	2018	2017
Risk-free interest rate	2.25%-3.00%	1.22%-2.23%
Average expected term (years)	5 years	5 years
Expected volatility	184.45%-190.22%	84.36%-173.92%
Expected dividend yield	-	-